Employment Benefits - Movements in the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Plan assets at the beginning of year	¥ 27
Interest income	(207)	¥ (208)	¥ (127)
Plan assets at the end of year	267	27
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets at the beginning of year	27
Interest income	5	2
Employer contributions	316	31
Benefits paid	(72)	(6)
Gains due to remeasurement Plan assets revenue (excluding interest income)	(3)
Exchange differences on translation of foreign operations	(6)
Plan assets at the end of year	¥ 267	¥ 27